Presentation of financial statements and significant accounting practices adopted (Policies)	12 Months Ended
Dec. 31, 2017
Presentation of financial statements and significant accounting practices adopted [Abstract]
Basis of preparation and presentation of financial statements
2.1.	Basis of preparation and presentation of financial statements

The Transaction described in Note 1 above, was accounted for as a reorganization and recapitalization transaction whereby Estre Ambiental, Inc. was created as a holding company of Estre Brazil and concurrently issue new ordinary shares to the former shareholders of Estre USA and the PIPE investors in exchange of cash (recapitalization). As a result, the assets and liabilities of Estre Brazil are carried at historical cost and there was no step-up in basis or goodwill or other intangible assets recorded as a result of the Transaction.

As a result, the consolidated financial statements filed with the SEC by the Company subsequent to the completion of the Transaction are presented “as if” Estre Brazil is the predecessor of the Company. The historical operations of the Company are deemed to be those of the Company. Thus, these consolidated financial statements reflect (i) the historical operating results of Estre Brazil prior to the Transaction, as restated (Note 1.5) ; (ii) the consolidated results of the Company and Estre Brazil following the Transaction; (iii) the assets and liabilities of Estre Brazil at their historical cost; and (iv) the Company’s equity and earnings per share for all periods presented. The number of ordinary shares issued by Estre Ambiental, Inc. as a result of the Transaction is reflected retroactively to January 1, 2015, for purposes of calculating earnings per share in all prior periods presented.

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates and also the exercise of judgment by Company management in the process of application of its accounting practices. Areas involving a higher degree of judgment, with greater complexity, and areas where assumptions and estimates that are significant to the consolidated financial statements are disclosed in Note 2.21.

2.1.1	Basis of preparation

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements were approved by the Board of Directors and by the Executive Board on June 12 2018.

The consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments at fair value described in Note 2.7 and certain assets measured at fair value on the date of the business combination, described in Note 2.4.

The consolidated financial statements are presented in Brazilian Reais (R$) and all values are rounded to the nearest thousand (R$000), except where otherwise stated.

Basis of consolidation
2.2.	Basis of consolidation

The consolidated financial statements include the following direct subsidiaries of Estre Ambiental, Inc.:

Subsidiary	Main activity	Country of incorporation	2017

Estre Ambiental S.A. (a)	Waste management	Brazil	93.92%
Estre USA Inc.	Holding	USA	100%
Road Participações S.A.	Holding	Brazil	100%

(a)	Estre Ambiental, Inc. has a direct interest of 66.64% and an indirect interest of 27.28% through its wholly owned subsidiary Road Participações S.A.

In addition, the consolidated financial statements include the following indirect subsidiaries of Estre Ambiental, Inc. and direct subsidiaries of Estre Brazil:

Subsidiary	Main activity	Country of incorporation	2017	2016	2015

Estre Água e Solo Ltda.	Laboratory analysis	Brazil	100%	100%	100%
Ambiental Sul Brasil - Central Regional de Tratamento de Resíduos Ltda.	Waste management center	Brazil	100%	100%	100%
Cavo Serviços e Saneamento S.A.	Cleaning and collection services	Brazil	100%	100%	100%
Pilares Participação Ltda.	Holding	Brazil	-	100%	100%
Oxil Manufatura Reversa e Gerenciamento de Resíduos Ltda.	Recycling	Brazil	100%	100%	100%
LMG Participações Ltda.	Holding	Brazil	-	100%	100%
Viva Ambiental e Serviços S.A.	Cleaning and collection services	Brazil	100%	100%	100%
V2 Ambiental SPE S.A.	Waste management center	Brazil	100%	100%	100%
Resicontrol Soluções Ambientais Ltda.	Waste management center	Brazil	100%	100%	100%
CGR Doña Juana S.A. ESP (a)	Waste management center	Colombia	-	-	51%
CTR Itaboraí - Centro de Tratamento de Resíduos de Itaboraí Ltda.	Waste management center	Brazil	100%	100%	100%
Esergia Estratégias Energéticas Ambientais Ltda.	Energy use services	Brazil	100%	50%	50%
Estação Ecologia - Área de Transbordo Triagem e Reciclagem de RCD S.A.	Recycling	Brazil	100%	100%	100%
Estre Coleta S.A	Holding	Brazil	-	-	100%
Geo Vision Soluções Ambientais e Energia S.A.	Holding	Brazil	100%	100%	100%
CGR Guatapará - Centro de Gerenciamento de Resíduos Ltda.	Waste management center	Brazil	100%	100%	100%

Subsidiary	Main activity	Country of incorporation	2017	2016	2015

Estre SPI Ambiental S.A.	Cleaning and collection services	Brazil	100%	100%	100%
NGA - Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
NGA Jardinópolis - Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
NGA Ribeirão Preto Núcleo de Gerenciamento Ambiental Ltda.	Waste treatment	Brazil	100%	100%	100%
Reciclax - Reciclagem de Resíduos da Construções Civil Ltda.	Recycling	Brazil	88%	88%	88%
Guatapará Energia S.A.	Energy use services	Brazil	90%	90%	90%
CTR Porto Seguro	Waste management center	Brazil	100%	100%	100%
Estre Energia Renovável Part. S.A.	Holding	Brazil	90%	90%	90%
SPE Paulínia Energia Ltda.	Energy use services	Brazil	100%	100%	100%
SPE Tremembé Energia Ltda.	Energy use services	Brazil	100%	100%	100%
Curitiba Energia SPE Ltda.	Energy use services	Brazil	100%	100%	100%
Piratininga Energia e Participações Ltda.	Energy use services	Brazil	100%	100%	100%
CTR Arapiraca S.A.	Waste treatment center	Brazil	100%	100%	100%
Estre Aterros e Valorização Holding S.A.	Holding	Brazil	100%	100%	100%
NGA Sul – Núcleo de Gerenciamento Ambiental S.A.	Holding	Brazil	-	100%	100%
Estre Tratamento Holding S.A.	Holding	Brazil	-	-	100%
CGR – Centro de Gerenciamento de Resíduos Feira de Santana S.A.	Waste management center	Brazil	100%	100%	100%
GLA - Gestão Logistica Ambiental S.A.	Cleaning and collection services	Brazil	38%
SPE Soma Soluções em Meio Ambiente Ltda. (Note 10.1)	Cleaning and collection services	Brazil	82%	-	-
Leccaros Participações S.A.(Note 10.2.2)	Holding	Brazil	-	50%	50%
CGR Catanduva – Centro de Gerenciamento de Resíduos Ltda. (Note 9)	Waste management center	Brazil	50%	-	-

(a)	Presented as assets held for sale in 2016 (please refer to Note 10.2)

A subsidiary is fully consolidated from the date the control is obtained, and ceases when the Company loses control of the subsidiary. The Company evaluates existence and effect of potential voting rights currently exercisable or convertible, shareholders agreement and company management policies are taken into account in determining whether the Company controls the entity or not.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, the Company has:
•	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee)
•	Exposure, or rights, to variable returns from its involvement with the investee
•	The ability to use its power over the investee to affect its returns

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:
•	The contractual arrangement(s) with the other vote holders of the investee
•	Rights arising from other contractual arrangements
•	The Company’s voting rights and potential voting rights

The financial years and the closing periods of direct and indirect subsidiaries included in the consolidation are the same as those of the Company, and accounting practices and policies have been consistently applied by the consolidated companies and are consistent with those used in the previous years. All consolidated intercompany balances and transactions were eliminated in consolidation.

Foreign currency translation
2.3.	Foreign currency translation

2.3.1	Functional and reporting currencies

In evaluating the functional currency of the Company, management considered the factors and indicators contained in IAS 21 – The effect of changes in foreign exchange rates. Considering that the Company is a holding that incur in limited expenses, Estre Inc. is using the currency of the local environment of Estre Brazil as its functional currency, as this is the environment which drives the dividend income it receives, which is its primary source of revenue. Therefore, the functional currency of the Company is Brazilian Reais.
.
The financial statements of each subsidiary included in the Company’s consolidation and those used as a basis for valuation of investments using the equity method are prepared using the functional currency of each entity, and for entities whose functional currencies are different from the Company’s reporting currency, their assets and liabilities are translated into the Company’s reporting currency at the closing date and their statements of profit or loss are translated at exchange rate prevailing at the dates of the transactions.

The exchange differences arising on translation for consolidation are recognized in other comprehensive income.

2.3.2	Transactions and balances

Transactions in foreign currencies are translated using the exchange rates prevailing on the transaction dates or on the valuation date, for remeasured items. The foreign exchange gains and losses resulting from the settlement of these transactions and resulting from the translation at exchange rates at the end of the year relating to monetary assets and liabilities denominated in foreign currencies are recognized in the statement of profit or loss.

Business combination
2.4.	Business combination

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as total consideration transferred, measured at fair value at the acquisition date, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interest in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Costs directly attributable to the acquisition are expensed as incurred.

When acquiring a business, the Company assesses the financial assets and liabilities assumed, for appropriate classification and designation in accordance with contractual terms, economic circumstances and pertinent conditions at the acquisition date.

If the business combination is achieved in stages, the fair value at the acquisition date of the previously held equity interest in the acquiree is remeasured at fair value at the acquisition date, and impacts are recognized in the statement of profit or loss.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration considered as an asset or liability will be recognized in the statements of profit or loss.

Goodwill is initially measured at cost, being the excess of the aggregate of the consideration transferred and the fair value of net assets acquired. If the consideration is lower than the fair value of net assets acquired, the difference is recognized as a bargain gain in the statement of profit or loss.

After initial recognition, goodwill is measured at cost, less any accumulated impairment losses. For impairment test purposes, goodwill acquired in a business combination is allocated to each of the Company’s cash-generating units that are expected to benefit from the synergies arising from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

When goodwill forms part of a cash generating unit and a portion of that unit is disposed of, the goodwill associated to the disposed portion must be included in the transaction upon carrying amount of the operation when determining disposal gains or losses. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operations and the cash generating unit retained.

Investment in associates, joint operations and joint ventures
2.5.	Investment in associates, joint operations and joint ventures

An associate is an entity in which the Company exercises significant influence. Significant influence is the power to participate in decisions on operating policies of the investee. It does not hold, however, control or joint control over those policies.

A joint operation (JO) is a type of joint arrangement in which the parties with joint control of the arrangement have rights to the assets and obligations for the liabilities relating to the arrangement.

In relation to its interests in JOs, the financial statements of the Company includes:

•	Assets, including its share of any assets held jointly
•	Liabilities, including its share of any liabilities incurred jointly
•	Revenue from the sale of its share of the output arising from the joint operation
•	Share of the revenue from the sale of the output by the joint operation
•	Expenses, including its share of any expenses incurred jointly

All such amounts are measured in accordance with the terms of each arrangement which are in proportion to the Company’s interest in the JO.

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The Company’s investments in its associates and joint ventures, shown in the table below, are accounted for using the equity method:

Denomination	Main activity	Host country	Interest held	2017	2016	2015

Unconsolidated investees
Attend Ambiental Ltda.	Treatment of liquid effluents	Brazil	-	(a)	55%	55%
Metropolitana Serviços Ambientais Ltda.	Waste management center	Brazil	Direct	50%	50%	50%
Terrestre Ambiental Ltda.	Waste management center	Brazil	-	(a)	40%	40%
CGR Catanduva - Centro Ger. Resíduos Ltda. (b)	Waste management center	Brazil	Indirect	50%	50%	50%
Logística Ambiental de São Paulo S.A. (Loga)	Cleaning and collection services	Brazil	-	(a)	38%	38%
Unidade de Tratamento de Resíduos - UTR S.A.	Waste management center	Brazil	Indirect	(c)	54%	54%

(a)	On December 21, 2017, those companies were transferred to Latte Saneamento e Participações S.A. (“Latte”), a related party owned by some of the same shareholders of the Company (refer to Note 10.1)
(b)	On May 31, 2017, the Company became controlling shareholder (refer to Note 8).
(c)	On August 1st 2017, the business activity of UTR was discontinued.

2.5.1.	Investment in associates and joint ventures

Under the equity method, the investment in associate and joint ventures is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company’s share in the net assets of the associate since the acquisition date. Goodwill relating to the associate is included in the investment and is not tested for impairment separately.

The statement of profit or loss reflects the Company’s share of the results of operations of the associate and joint venture. Any changes in other comprehensive income in these investees is presented in the Company’s other comprehensive income. In addition, when there has been a change directly recognized in the equity of the associate the Company recognizes its share of any changes, in the statements of changes in equity when applicable. Unrealized gains and losses resulting from transactions between the Company and the associate are eliminated to the extent of the interest in the associate and joint venture.

The aggregate of the Company’s share of profit or loss of an associate or joint venture is stated in the statements of profit or loss representing profit after tax and interest held by non-controlling interest in the subsidiaries of the associate or joint venture.

2.5.2.	Material partially-owned subsidiaries

Financial information of subsidiaries that have material non-controlling interests is provided below:

Percentage of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	2017	2016	2015

CGR Doña Juana	Colombia	49%	49%	49%
SPE Soma Soluções em Meio Ambiente Ltda.	Brazil	18%	-	-
Reciclax - Reciclagem de Residuos da Const. Civil Ltda.	Brazil	13%	13%	13%
Guatapará Energia S.A.	Brazil	10%	10%	10%
Estre Energia Renovável Part. S.A.	Brazil	10%	10%	10%
GLA - Gestão Logistica Ambiental S.A.	Brazil	62%	-	-
CGR Catanduva	Brazil	50%	-	-
Estrans S.A.	Argentina	-	-	75%

Summarized statement of profit or loss for 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva

Revenue from services rendered	-	9,115	777	84,919	12,055	10,348
Cost of services rendered	-	(5,614)	(2,737)	(61,051)	(7,950)	(8,252)
General and administrative expenses	(1,111)	(299)	(466)	(3,180)	(170)	(833)
Other Operating income (expenses), net	3,297	1,252	85	(1,356)	(233)	(292)
Financial expenses, net	878	(799)	(117)	(2,783)	38	(305)
Profit before tax	3,064	3,655	(2,458)	16,549	3,740	666
Income tax	-	(410)	964	218	(408)	(458)
Profit for the year from continuing operations	3,064	3,245	(1,494)	16,767	3,332	208
Total comprehensive income	3,064	3,245	(1,494)	16,767	3,332	208
Attributable to non-controlling interests	306	325	(187)	3,018	2,076	104
Dividends paid to non-controlling interests	613	649	-	3,353	666	104

Summarized statement of profit or loss for 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax

Revenue from services rendered	-	8,251	1,320
Cost of services rendered	-	(4,725)	(2,475)
General and administrative expenses	(666)	(180)	(236)
Other Operating income, net	1,329	2,482	(231)
Financial expenses, net	(1,906)	(1,007)	(126)
Profit before tax	(1,243)	4,821	(1,748)
Income tax	-	(331)	-
Profit for the year from continuing operations	(1,243)	4,490	(1,748)
Total comprehensive income	(1,243)	4,490	(1,748)
Attributable to non-controlling interests	(124)	449	(219)
Dividends paid to non-controlling interests	375	1,066	-

Summarized statement of profit or loss for 2015:

	Estre Energia Renovável	Guatapará Energia	Reciclax

Revenue from services rendered	-	9,960	4,330
Cost of services rendered	-	(2,582)	(3,508)
General and administrative expenses	(576)	(166)	(238)
Other Operating income, net	(22)	-	(180)
Financial expenses, net	(1)	(1,177)	(357)
Profit before tax	(599)	6,035	47
Income tax	-	(358)	(41)
Profit for the year from continuing operations	(599)	5,677	6
Total comprehensive income	(599)	5,677	6
Attributable to non-controlling interests	(60)	568	1
Dividends paid to non-controlling interests	-	1,311	-

Summarized statement of financial position as at 31 December 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Assets
Current assets
Cash and cash equivalents	1,703	763	10	17,038	1,106	1,213
Trade accounts receivable	-	1,305	1,382	45,619	2,303	2,469
Taxes recoverable	1	1	13	1,759	70	173
Advances to suppliers	8	-	16	125	-	-
Other current assets	-	745	218	21,135	177	2
Total current assets	1,712	2,814	1,639	85,676	3,656	3,857
Non-current assets
Related parties	18	-	2,159	39,994	-	16
Other non-current assets	-	-	33	10,436	-	258
Investments	24,061	-	-	-	-	-
Property, plant and equipment	8,754	23,048	8,039	6,076	149	12,988
Intangible assets	-	-	-	225	-	2,195
Total non-current assets	32,833	23,048	10,231	56,731	149	15,457
Total assets	34,545	25,862	11,870	142,407	3,805	19,314

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva
Liabilities
Current liabilities
Loans and Financing	-	-	-	-	-	160
Trade accounts payable	44	2,168	478	8,400	1,818	636
Labor liabilities	87	-	311	31,451	726	374
Tax liabilities	4	178	148	17,822	436	605
Debt to related parties	20,500	-	6,099	-	-	210
Other current liabilities	300	3,072	29	1,451	1	1
Total current liabilities	20,935	5,418	7,065	59,124	2,981	1,986
Non-current liabilities
Provision for legal proceedings	-	-	129	2,299	-	-
Other liabilities	-	-	224	22,474	-	2,734
Total non-current liabilities	-	-	353	24,773	-	2,734
Capital	12,000	10,682	4,714	43,484	1	4,376
Reserves	-	-	4,542	-	823	4,452
Accumulated earnings (losses)	1,610	9,762	(4,804)	15,026	-	5,766
Total equity	13,610	20,444	4,452	58,510	824	14,594
Total liabilities and equity	34,545	25,862	11,870	142,407	3,805	19,314
Attributable to:
Equity holders of parent	12,249	18,400	3,896	47,978	311	7,297
Non-controlling interest	1,361	2,044	557	10,532	513	7,297

Summarized statement of financial position as at 31 December 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax
Assets
Current assets
Cash and cash equivalents	33	39	19
Trade accounts receivable	-	690	1,236
Taxes recoverable	1	1,212	8
Advances to suppliers	7	1	11
Other current assets	-	1,114	12
Total current assets	41	3,056	1,286
Non-current assets
Related parties	17	39	1,891
Other non-current assets	-	-	18
Property, plant and equipment	23,253	-	-
Intangible assets	9,890	20,866	8,166
Total non-current assets	33,160	20,905	10,075
Total assets	33,201	23,961	11,361

	Estre Energia Renovável	Guatapará Energia	Reciclax
Liabilities
Current liabilities	-	-	-
Loans and Financing	-	-	-
Trade accounts payable	4	3,310	448
Labor liabilities	80	-	204
Tax liabilities	73	382	741
Debt to related parties	21,499	-	3,782
Other current liabilities	375	2,301	27
Total current liabilities	22,031	5,993	5,202
Non-current liabilities
Provision for legal proceedings	-	-	63
Other liabilities	-	-	140
Total non-current liabilities	-	-	203

Capital	12,000	10,682	4,714
Reserves	-	483	4,430
Accumulated losses	(830)	6,803	(3,188)
Total equity	11,170	17,968	5,956
Total liabilities and equity	33,201	23,961	11,361
Attributable to:
Equity holders of parent	10,053	16,171	5,212
Non-controlling interest	1,117	1,797	744

Summarized cash flow information for year ended 31 December 2017:

	Estre Energia Renovável	Guatapará Energia	Reciclax	SPE Soma	GLA	CGR Catanduva

Operating activities	1,670	5,162	320	23,688	1,260	1,399
Investing activities	33	(4,399)	(310)	(6,650)	(155)	(132)
Financing activities	-	-	-	-	1	(517)
Net cash generated/(used)	1,703	763	10	17,038	1,106	750

Summarized cash flow information for year ended 31 December 2016:

	Estre Energia Renovável	Guatapará Energia	Reciclax

Operating activities	(33,063)	(4,400)	124
Investing activities	33,143	2,519	(117)
Financing activities	1	2,500	2
Net cash generated/(used)	81	619	9

Summarized cash flow information for year ended 31 December 2015:

	Estre Energia Renovável	Guatapará Energia	Reciclax	Doña Juana	Estrans S.A.

Operating activities	12,094	(5,534)	(599)	(2,221)	(2,598)
Investing activities	(12,000)	632	593	665	276
Financing activities	(1)	5,000	(2)	4,191	2,318
Net cash generated/(used)	93	98	(8)	2,635	(4)

Current versus non-current classification
2.6.	Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current and non-current classification. An asset is classified as current when:

•	It is expected to be realized within 12 months from the reporting date; or

•	It consists of cash and cash equivalents, unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period.

All other assets are to be classified as non-current.

A liability is current when:

• It is expected to be settled in the normal operating cycle;
• It is held primarily for the purpose of trading;
• It is due to be settled within twelve months after the reporting period; or
• There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period

The Company classified all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.

Fair value measurement
2.7.	Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability; or

•	In the absence of a principal market, in the most advantageous market for the asset or liability.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing an asset or liability, assuming that market participants act in their economic best interest.

The fair value measurement of a non-financial asset takes into consideration the ability of a market participant to generate economic benefits through the optimal use of the asset or selling it to another market participant that would also optimally use the asset.

The Company uses valuation techniques appropriate for the circumstances and for which there is sufficient data for fair value measurement, maximizing the use of relevant available information and minimizing the use of unavailable information.

All assets and liabilities for which the fair value is measured in the financial statements are categorized within the fair value hierarchy described below, based on the lowest level of information that is significant to the fair value measurement as a whole:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 - valuation techniques for which the lowest level input that is significant to the fair value measurement is either directly or indirectly observable; and

•	Level 3 - valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether there were transfers between hierarchy levels, by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

For the purposes of fair value disclosures, the Company has determined classes of assets and liabilities based on the nature, characteristics and risks of assets or liabilities and the fair value hierarchy level, as mentioned above.

The fair values of financial instruments measured at amortized cost are disclosed in Note 31.

Revenue recognition
2.8.	Revenue recognition

Revenue is recognized to the extent it is probable that economic benefits will flow to the Company and the revenue can be reliably measured regardless of when payment is received. Revenues are measured at fair value of consideration received or receivable, net of any trade discounts and/or bonuses granted.

Revenues for services are recognized when earned on an accrual basis, unbilled services at the end of the period are recorded in “Services to be billed.” Upon actual billing and issuance of invoices, the respective amounts are reclassified to “Accounts receivable.”

Revenue recognition - carbon credits

2.8.1	The Kyoto Protocol

Signed in 1997, the Kyoto Protocol is an environmental treaty that aims to stabilize the emission of Greenhouse Gases (GHGs) into the atmosphere.

The signatory countries of the Kyoto Protocol were divided into two groups according to their level of industrialization:

(i)	Annex I - developed countries; and

(ii)	Non-Annex I - developing countries.

The developed countries that adhered to the Kyoto protocol committed to reduce GHG emissions at an average of 5.2% in relation to the levels emitted in 1990, 2008-2012.

The Kyoto Protocol created the Clean Development Mechanism (CDM), which provides for the reduction of certified emissions. Once this certification is achieved, those countries that promote the reduction of greenhouse gas emissions are entitled to carbon credits and may sell them to countries that have targets to meet.

2.8.2	Conversion of biogas into Renewable Energy Certificates (RECs)

Based on the agreement terms, the quantity of RECs are converted according to the basic official standard called “baseline”, before international bodies associated with the UNFCCC (United Nations Framework Convention on Climate Change).

The Company plans and performs processes and procedures, besides the necessary investments for obtaining RECs, in accordance with the rules set forth by the Kyoto Protocol and in subsequent meetings, to be claimed before the UNFCCC.

REC production must be approved by a company specialized in quality assessment and certification, whose report must be submitted to the company that is mediating REC purchase and sale negotiations before the United Nations (UN). The UN is the body responsible for registering and obtaining confirmation of credit transfers between the parties involved in the process.

The Company recognizes revenue from carbon credits monthly, based on its measurement of biogas burn, for landfills whose projects are approved by the UN and agreements entered into with carbon credit buying customers.

The Company suspended its negotiations in the carbon credit market due to the crisis affecting European countries in 2017, and resumed them in 2015 at the fixed price of €1.98. The Company recognized revenue from carbon credits for an amount of R$1,141 in 2016 and R$3,610 in 2015 (NIL in 2017).

Tax
2.9.	Tax

2.9.1	Current income and social contribution taxes

Current income and social contribution taxes are calculated in accordance with tax legislation and tax rates currently enacted, at the statutory rates of 15%, plus a surtax 10% for income tax and 9% for social contribution tax.

Current income and social contribution taxes related to items recognized directly in equity are also recognized in equity. Management regularly assesses the tax positions in circumstances in which tax regulations require interpretation, and sets up provisions when appropriate.

2.9.2	Deferred taxes

Deferred tax is provided using the liability model or temporary differences between the tax bases of asset and liability and the carrying amount for financial reporting purposes at the reporting date.

Deferred tax assets are recognized for all deductible temporary differences, credits and unused tax losses, to the extent it is probable that taxable profit will be available so that deductible temporary differences may be realized and unused credits and tax losses may be used. Deferred tax liabilities are recognized for all taxable temporary differences except:

•
When a deferred tax liability arises upon initial recognition of goodwill or of an asset or liability in a transaction other than a business combination and, at the time of the transaction affects neither the accounting profit nor taxable profit or loss; and

•
On taxable temporary differences related to investments in subsidiaries, when the timing of the reversal of temporary differences can be controlled and the temporary differences will likely not reverse in the near future.

The carrying amount of deferred tax assets is reviewed at each statement of financial position date and reduced to the extent that it is no longer probable that future taxable profits will be available to allow all or part of the deferred tax asset to be utilized. Deferred tax assets written off are re-assessed at each reporting date and recognized to the extent that it is probable that future taxable profit will allow deferred tax assets to be recovered.

Deferred tax assets and liabilities are measured at the tax rates expected to apply in the year when the asset is realized or the liability settled, based on tax rates (and tax laws) that have been enacted at the reporting date.

Deferred taxes related to items recognized directly in equity are also recognized in equity, and not recognized in the statements of profit or loss. Deferred tax items are recognized based on the transaction which gave rise to the deferred tax, in comprehensive income or directly in equity.

Deferred tax assets and liabilities are presented net if there is a legal or contractual right to offset tax assets against tax liabilities and the deferred taxes relate to the same taxed entity and are subject to the same taxing authority.

2.9.3	Sales taxes

Revenues, expenses and assets are recognized net of sales tax, except:

•
When the sales taxes incurred on the purchase of goods or services are not recoverable from tax authorities, in which case the sales tax is recognized as part of the cost of acquiring the asset or expense item, as applicable;

•	When the amounts receivable or payable are stated with the amount of sales taxes included.

The net amount of sales taxes, recoverable or payable to the tax authority, is included as part of receivables or payables in the statement of financial position.

Sales revenues in Brazil are subject to taxes and contributions, at the following statutory rates:

Rate

Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Contribution Tax on Gross Revenue for Social Security Financing (COFINS) (a)	7.60%
Contribution Tax on Gross Revenue for Social Integration Program (PIS) (a)	1.65%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS) (b)	5.00%
VAT Tax (ICMS) (c)	18.00%

(a)
Brazilian tax legislation allows smaller entities with less than R$ 78 million in annual gross revenue to opt to declare income taxes on the presumed profit basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis

(b)	ISS rates vary according to the municipality; the ISS rate stated in the table is most commonly levied on the Company’s operations.

(c)
ICMS is taxed on the movement of goods. The tax payable is due on sales net purchases. The rates vary across different products and Brazilian states. The State of São Paulo levies ICMS at standard rate of 18.00%.

2.9.4	Tax on purchases

Taxes paid on purchases of goods and services can normally be recovered as tax credits, at the following statutory rates:

Rate

Contribution Tax on Service Rendered for Social Security Financing (COFINS)	7.60%
Contribution Tax on Service Rendered for Social Integration Program (PIS)	1.65%

In addition, please see Note 28(a) for information in relation to PIS/COFINS paid in prior periods and recovered subsequently.

2.9.5	Withholding taxes-PIS, COFINS and CSLL

On certain purchases of services and use of third-party labor the Company is required to withhold a percentage of the amounts billed by its suppliers and pay tax on their behalf, at the following statutory rates:

Rate

Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS)	5.00%

Non-current assets held for sale and discontinued operations
2.10.	Non-current assets held for sale and discontinued operations

2.10.1.	Non-current assets held for sale

The Company classifies assets and liabilities held for sale from discontinued operations if the carrying amounts are expected to be recovered principally through a sale transaction rather than through continuing use. These assets and liabilities classified as held for sale are measured at the lower of carrying amount and fair value, less costs to sell. Costs incurred in a sales transaction are incremental costs directly attributable to the sale, excluding finance expenses and income tax expenses.

The criteria for classification of items held for sale are considered as having been met only when a sales transaction is highly probable to occur and when such items are available for immediate sale in the present condition.

Management should be committed to the completion of the sale within one year from the date of classification of assets and liabilities as held for sale.

Property, plant and equipment and intangible assets are no longer depreciated or amortized from the moment they are classified as held for sale or distribution.

2.10.2.	Discontinued operations

Assets and liabilities classified as held for distribution are presented separately as current items on the statement of financial position.

A disposal group qualifies as a discontinued operation if it represents a component of an entity that has been sold or classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations;

•	Is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or

•	Is a subsidiary acquired exclusively for the purpose of resale.

Discontinued operations are excluded from profit or loss of continuing operations, and presented as a single amount in profit or loss after taxes under discontinued operations in the statement of profit or loss.

Further disclosures are presented in Note 10.2. All other notes to the financial statements include amounts for continuing operations, unless otherwise stated.

Property, plant and equipment
2.11.	Property, plant and equipment

Property, plant and equipment is stated at historical cost of acquisition or construction cost, less accumulated depreciation and accumulated impairment losses, if any.

Ordinary maintenance expenses are recognized in the statement of profit or loss in the period they are incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The residual values and useful lives are reviewed at least at each year-end and adjusted prospectively, if appropriate.

The useful life is the length of time the Company expects to use the asset. The weighted average rates of depreciation used for each asset class are described in Note 11.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset (calculated as the difference the net disposal proceed and the carrying amount of the asset) is recorded in “Other operating income (expenses)” in the statement of profit or loss.

Intangible assets
2.12.	Intangible assets

Intangible assets acquired separately are measured at cost upon their initial recognition. The cost of intangible assets acquired in a business combination is the fair value at the acquisition date. After initial recognition, intangible assets are stated at cost less accumulated amortization and accumulated impairment losses. Internally generated intangible assets, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in the statement of profit or loss for the period they are incurred.

Intangible assets are assessed as having finite or indefinite useful lives. Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is indication that the intangible asset may be impaired.

The period and the amortization method for intangible assets with finite lives are reviewed at least once a year. Changes in estimated useful life or the expected consumption of the future economic benefits of these assets are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. Amortization of intangible assets with finite lives is recognized in the statement of profit or loss in the expense category consistent with the use of intangible assets.

Intangible assets with indefinite useful lives are not amortized but tested annually for impairment either individually or at the level of cash generating unit. The assessment of indefinite life is reviewed annually to determine whether this evaluation is still justifiable. Otherwise, the change in the useful life assessment from indefinite to finite is made prospectively.

Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying value of the asset, and recognized in the statement of profit or loss.

Loss on impairment of non-financial assets
2.13.	Loss on impairment of non-financial assets

Management annually reviews the carrying amount of assets for purposes of evaluating events or changes in economic, operating or technological circumstances that may indicate impairment or loss of their recoverable value. When such evidence is identified, and the carrying amount of an asset exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

The recoverable amount of an asset or of a given cash generating unit is defined as the higher of the value in use and fair value less costs to sell.

In estimating the asset value-in-use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects the weighted average cost of capital for the industry in which the cash generating unit operates. The net sales value is determined, whenever possible, based on a firm sales agreement in an arm’s length transaction between knowledgeable, willing parties, adjusted by expenses attributable to the asset sale, or when there is no binding sale agreement based on the market price of an active market, or in the most recent transaction price with similar assets.

The following criteria are also applied in assessing impairment of specific assets:

2.13.1	PP&E

The test of PP&E impairment is performed annually or when circumstances indicate an impairment of the carrying value.

2.13.2	Goodwill

The test of goodwill impairment is performed annually at December 31, at the cash generating unit level or when circumstances indicate an impairment of the carrying value.

2.13.3	Intangible assets

Intangible assets with indefinite useful lives are tested for impairment annually at December 31, either individually or at the level of cash generating unit, as appropriate, and when circumstances indicate an impairment of the carrying amount.

At December 31, 2017 and 2016, the Company conducted impairment tests and recognized impairment losses on identifiable intangible assets and goodwill arising from business combinations (See Note 12).

Financial instruments
2.14.	Financial instruments

2.14.1	Financial assets

i)	Initial recognition and measurement

Financial assets are classified, on initial recognition, as financial assets at fair value through profit or loss, loans and receivables, held-to-maturity investments and financial assets available for sale, or derivatives classified as effective hedging instruments, as appropriate. All financial assets are recognized initially at fair value, plus, in the case of financial assets not recorded at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset.

Sales and purchases of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date, i.e., the date on which the Company commits to purchase or sell the asset. The Company determines the classification of its financial assets upon initial recognition, when it becomes a party to the instrument’s contractual provisions.

The Company’s financial assets include mainly cash and cash equivalents, marketable securities, trade accounts receivable, and receivables from related parties.

ii)	Subsequent measurement

After initial recognition, financial instruments are measured as follows:

a)	Financial assets measured at fair value through profit or loss

These include financial assets held for trading and financial assets initially recognized at fair value through profit or loss. They are classified as held for trading if originated for the purpose of sale in the short term.

Financial assets at fair value through profit or loss are stated in the statement of financial position at fair value, and corresponding gains or losses are recognized in profit or loss for the year.

The Company classifies cash equivalents and marketable securities as financial assets measured at fair value through profit or loss.

b)	Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After their initial measurement, financial assets are carried at amortized cost using the effective interest method, less impairment. Amortized cost is calculated considering any discount or “premium” on acquisition and charges or costs incurred. Amortization by the effective interest method is included in the finance income account in the statement of profit or loss. Impairment is recognized as finance expenses in the statement of profit or loss.

The Company classifies accounts receivable and receivables from related parties as loans and receivables.

c)	Financial assets available for sale

Financial assets available for sale are those non-derivative financial assets that are not classified as (a) loans and receivables, (b) investments held to maturity or (c) financial assets at fair value through profit or loss.

After initial recognition, financial assets available for sale are measured at fair value with unrealized gains and losses recognized directly in equity in other comprehensive income until the investment is derecognized. When the investment is derecognized or when an impairment is determined, the cumulative gain or loss previously recognized in other comprehensive results are recognized in profit or loss.

For the years ended on December 31, 2017, 2016 and 2015, the Company had no financial assets available for sale.

iii)	Derecognition

A financial asset (or, when applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized when:

•	The rights to receive cash flows from the asset have expired;

•
The Company transfers its right to receive cash flows from an asset or has assumed an the obligation to pay the received cash flows in full, without significant delay, to a third party by virtue of a “pass-through” agreement; and (a) the Company substantially transfers all the asset’s risks and rewards, or (b) the Company neither transfers nor substantially retains all risks and rewards related to an asset, but does transfer control over such asset.

When the Company has transferred its rights to receive the cash flows from an asset or has entered into a pass-through arrangement, and has neither transferred nor retained substantially all the risks and rewards related to the asset, the Company continues to recognize a financial asset to the extent of its continuing involvement in the financial asset. In this case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations of the Company.

The continuing involvement as a guarantee over the transferred asset is measured at the lower of the carrying amount value of the asset and the maximum amount of consideration that the Company could be required to pay.

iv)	Impairment of financial assets

The Company assesses, at each reporting date whether there is objective evidence that indicates impairment of a financial asset or group of financial assets. A financial asset or group of financial assets is considered to be impaired if, and only if, there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a “loss event” incurred) and that loss event has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

An impairment evidence may include indications that the debtors or group of debtors is experiencing through a time of significant financial difficulty. The likelihood that borrowers will go bankrupt or undergo any other type of financial restructuring, default or delay the payment of interest or principal and when there is indication of a measurable decrease in future estimated cash flow, such as changes in arrears or economic conditions that correlate in this defaults.

Any impairment loss is measured as the difference between the assets is carrying amount and the present value of the estimated future cash flow, (excluding future expected credit losses that have not yet been incurred). The present value of estimated future cash flows is discounted at the financial assets original effective interest rate.

The carrying amount of the asset is reduced through the use of an allowance and the loss is recognized in the statements of profit or loss. Receivables, together with the associated allowance, are written off when there is no realistic prospect of future recovery and all collateral has been realized or transferred to the Company. If in a subsequent year the estimated impairment losses increases or reduces due to an event occurring after the impairment loss recognition, the previously recognized impairment loss is increased or reduced by adjusting to the allowance account. If a write off is recorded the recovery is recognized in the statements of profit or loss.

2.14.2	Financial liabilities

i)	Initial recognition and measurement

Financial liabilities are classified at initial recognition as financial liabilities at fair value through profit and loss, loans and financing, accounts payable or derivatives classified as hedge instruments, as appropriate.

The Company’s financial liabilities are initially classified at fair value and, in the case of loans and financing, net of directly attributable transaction costs.

The main financial liabilities primarily include loans and financing, debentures, trade accounts payable, accounts payable for acquisition of interest, accounts payable for purchase of investments, related party debts and other liabilities.

ii)	Subsequent measurement

The measurement of financial liabilities depends on their classification, which can be as follows:

a)	Financial liabilities measured at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities measured upon initial recognition at fair value through profit or loss. Financial liabilities are classified as held for trading if acquired to be sold within the short term. This category includes derivative Financial Instruments entered into by the Company which do not meet the hedge accounting criteria as defined by IAS 39, including embedded derivatives which are not related to the host contract and which must be separated, and are also classified as held for trading unless classified as effective hedging instruments.

Gains and losses of liabilities held for trading are recognized in the statement of profit or loss.

b)	Loans and financing

After initial recognition, loans and financing subject to interest are subsequently measured at amortized cost, using the effective interest method. Gains and losses are recognized in the statements of profit or loss upon derecognition of liabilities, as well as upon amortization by the effective interest method.

iii)	Derecognition (write-off)

A financial liability is derecognized when the liability is discharged, cancelled or expires.

When an existing financial liability is replaced by another from the same lender, under substantially different terms, or when the terms of an existing liability are substantially modified, this replacement or modification is treated as a derecognition of the original liability and recognition of a new liability, and the difference in the corresponding carrying amounts is recognized in the statement of profit or loss.

2.14.3	Offsetting of financial instrument

Financial assets and liabilities are offset and the net amount is reported in the statement of financial position if, and only if, there is a current and enforceable legal right to offset amounts recognized and if the Company has the intention to offset or realize the asset and settle the liability simultaneously.

Inventories
2.15.	Inventories

Inventories are valued at the lower of cost and net realizable value. Inventories are mainly comprised of maintenance materials. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and costs the estimated costs necessary to make the sales.

Cash and cash equivalents
2.16.	Cash and cash equivalents

Cash and cash equivalents comprise cash at banks, on hand and short-term investments with maturities of less than three months and which are subject to an insignificant risk of changes in value. Short-term investments included in cash equivalents are comprised of bank deposit certificates and repurchase agreements, both with daily liquidity, stated at acquisition cost plus accrued interest.

Provisions
2.17.	Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Company expects some or all of a provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.

The expense related to any provision is presented in the statement of profit or loss, net of any expected reimbursement.

2.17.1	Provision for landfill closure

The Company records the provision for decommissioning costs in relation to the closure and post-closure of landfill as the capacity of the landfill is consumed. The significant accounting aspects are summarized below:

Decommissioning costs are recorded for at the present value of expected costs to settle the obligation using estimated cash flows and are recognized as part of the cost of the relevant asset.

The cash flows are discounted using the Company’s pre-tax long-term average weighted cost of capital rate. The unwinding of the discount is expensed as incurred and recognized in the statement of profit or loss. The estimated future costs of decommissioning are reviewed annually and adjusted as appropriate. Changes in the estimated future costs, or in the discount rate applied, are added to or deducted from the cost of the asset.

•
The estimated costs are recorded taking into account the present value of the obligation, discounted using the Company’s pre-tax long-term average weighted cost of capital rate of 15.26% in 2017 (14.30% in 2016).

•	Cost estimates are reviewed annually, with the consequent review of present value calculation, adjusting the amounts of assets and liabilities already accounted for.

2.17.2	Provisions for contingencies

The Company recognizes a provision for civil, labor and tax claims for those where likelihood of loss was assessed as probable by the legal advisors of the Company.

Assessment of the probability of loss includes an evaluation of available evidence, hierarchy of laws, available case laws, most recent court rulings and their relevance in the legal system, as well as the opinion of external legal counsel.

The provisions are periodically reviewed and adjusted to take into consideration changes in circumstances such as applicable statutes of limitation, conclusions of tax audits or additional exposures identified based on new issues or court decisions.

Leases
2.18.	Leases

2.18.1	Company as a lessee

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease.

A lease is classified at the inception date as a finance lease or operating leases.

A lease that transfers substantially all the risks and rewards incidental benefits relating to ownership to the Company is classified as a finance lease. Finance lease are capitalized at the inception of the lease at fair value of the leased property or, if lower, at the present value of minimum lease payments, with initial direct costs of the lessee being added to the asset, when applicable.

Finance lease payments are apportioned between finance charges and reduction of lease liability, so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are recognized in the statement of profit or loss.

The leased assets are depreciated over their useful lives. However, when there is no reasonable certainty that the Company will obtain ownership by the end of lease term, the asset is depreciated over the shorter of its estimated useful life or the lease term.

Operating lease payments are recognized as an expense in the statement of profit or loss on a straight-line basis over the lease term.

Treasury shares
2.19.	Treasury shares

Treasury shares are equity instruments that are repurchased, recognized at cost, and deducted from equity. No gain or loss is recognized in the statements of profit or loss upon purchase, sale, issue or cancellation of Company’s own equity instruments. Any difference between carrying amount and consideration is recognized in other capital reserves.

Basic and diluted earnings (loss) per share
2.20.	Basic and diluted earnings (loss) per share

Basic earnings (loss) per share are calculated by dividing profit or loss attributable to controlling shareholders by the weighted average number of common shares outstanding during the period.

The only potential instruments convertible into shares that would affect the diluted earnings (loss) per share refers to stock options granted to certain directors and employees.

Significant accounting judgments, estimates and assumptions
2.21.	Significant accounting judgments, estimates and assumptions

The preparation of the Company’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts revenues, expenses, assets and liabilities and the accompanying disclosures, and the disclosures of contingent liabilities.

2.21.1	Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date that have a significant risk of causing a material adjustment to carrying amounts of assets and liabilities within the next financial year, are described below.

The Company based its assumptions and estimates on information available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Company. Such changes are reflected in the assumptions when they occur.

Allowance for doubtful accounts

Trade receivables are recorded net of an allowance for doubtful accounts. The allowance for doubtful accounts is recorded based on the aging of the accounts receivable and also considering past loss experience, risk analysis of the client portfolio on an individual basis, guarantees obtained, settlement of debt agreements signed with clients and the collection probability. Management believes that the allowance for doubtful accounts is recorded for an amount considered sufficient to cover possible losses. The Company periodically reviews the balance of the allowance for doubtful accounts and makes adjustments when appropriate. Further details can be found in Note 5.

Impairment of non-financial assets

Impairment exists when the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, which is the higher of its fair value less cost to sell and its value in use. Fair value less cost to sell is calculated based on information available about similar assets sold or market prices less additional costs to dispose of the asset item. The calculation of value in use is based on discounted cash flow model, which does not include reorganization activities to which the Company has not yet committed or significant future investments that will improve the asset base of the object generating unit cash test. The recoverable amount is sensitive to the discount rate used in the discounted cash flow method, as well as expected future cash receipts and growth rate used for extrapolation purposes. Further details can be found in Notes 11 and 12.

Provision for legal proceedings

Provisions are recorded for tax, civil and labor contingencies. Assessment of the probability of loss includes the assessment of available evidence, hierarchy of laws, most recent court rulings and their relevance in the legal system, as well as the opinion of internal and external legal counsels. The provisions are periodically reviewed and adjusted to take into consideration changes in circumstances such as applicable statutes of limitation, conclusions of tax audits or additional exposures identified based on new issues or court decisions. Actual settlement of claims involving these estimates may result in amounts different from those estimated, due to the degree of judgement involved. The Company reviews its estimates and assumptions at least on an annual basis. Further details can be found in Note 21.

Provision for landfill closure

The Company recognized a decommissioning liability for landfill closure at the present value of expected costs to settle the obligation using estimated cash flows. In determining the fair value of the provision, assumptions and estimates are made in relation to discount rates, the expected cost for landfill closure and future maintenance of the site and the expected timing of those costs. Further details can be found in Note 20.

Tax

Deferred tax assets are recognized for all unused tax losses to the extent that it is probable that taxable profit will be available against which the losses can be used. Management’s significant judgment is required so as to determine the amount of deferred tax assets amount than can be recognized based upon the likely and level of future taxable profit, together with future tax planning strategies. Further details can be found in Note 23.

Fair value measurement of stock option

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. Further details can be found in Note 22.3.

New and amended standards and interpretations
2.22.	New and amended standards and interpretations

The Company adopted, for the first time, certain standards and amendments effective for annual periods beginning on or after January 1, 2017. The Company decided not to early adopt any other standard, interpretation or amendments that had been issued but is not yet effective.

The nature and impact of each of the new standards and amendments are described below:

2.22.1	Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosure of changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The Company has provided the information in Note 34.

2.22.2	Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrealized Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of that deductible temporary difference. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount. The Company applied the amendments retrospectively. However, the application of these amendments has no impact on its financial position and performance because the Company has no deductible temporary differences or assets that are within the scope of these amendments.

2.22.3	Annual Improvements 2014-2016 Cycle

Amendments to IFRS 12 - Disclosure of Interests in Other Entities: Clarification of the scope of disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12, other than those set out in paragraphs B10-B16, apply to an entity’s interests in a subsidiary, a joint venture or associate (or a portion of its interest in a joint venture or in an associate) that are classified (or included in a group of assets in respect of a sale that is classified) as held for sale.

As at 31 December 2017, the Company had classified its interest in some associates as held for sale (see Note 10.2), and it included in that footnote all the disclosure requirements in IFRS 12.

Pronouncements issued, but not yet effective
2.23.	Pronouncements issued, but not yet effective as of December 31, 2017

2.23.1	IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments, that replaces IAS 39 - Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required, but providing comparative information is not mandatory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Company plans to adopt the new standard on the required effective date and will not restate comparative information. During 2017, the Company performed an assessment of the potential impacts of the application of IFRS 9 in its consolidated financial statements. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available in 2018.

The following is a summary of the Company’s assessment:

a)	Classification and measurement

The Company does not expect a significant impact on its statement of financial position or equity on applying the classification and measurement requirements of IFRS 9. The evaluations were carried out using the criterion of payments only of principal and interest (SPPI test) and verification of the business model adopted by the Company to manage its financial assets.

The Company expects to continue measuring at fair value all financial assets currently held at fair value. Trade accounts receivable are held to collect the contractual cash flows representing solely payments of principal and interest. The Company analyzed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortized cost measurement under IFRS 9. Therefore, reclassification of these instruments is not required.

b)	Impairment

IFRS 9 requires the Company to record expected credit losses on all its financial assets measured at amortized cost and at fair value through other comprehensive income, on either a 12-month or lifetime basis, when applicable.

The Company performed an assessment by segregating its financial assets based on their risk characteristics and counterpart, as follows: i) accounts receivable from private customers and ii) accounts receivable from public customers.

The Company will apply the simplified approach and record lifetime expected losses on all its accounts receivable from customers. The Company carried out a historical study of the behavior of the portfolio, creating a risk matrix by age range. As a result, a R$2 million reversal is expected as a result of the application of the expected credit loss model, with the main factor being the new definition of the default term of the public sector.

c)	Hedge accounting

IFRS 9 introduces new requirements for hedge accounting, which aims to simplify current requirements and align hedge accounting with risk management, allowing a greater variety of derivative financial instruments to be considered as hedging instruments.

As of December 31, 2017, the Company does not hold any derivative instruments designated as hedges for accounting purposes.

2.23.2	IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, amended in April 2016, and establishes a five-step model to account for revenues arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to receive in exchange for the transfer of goods or services to a customer.

The new revenue standard will replace all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

The Company plans to adopt the new standard on the required effective date (January 1, 2018) using the modified retrospective method. As a result, the Company will not apply the requirements of IFRS 15 to the comparative period presented.

(a)	Revenue From Services

The Company provides environmental services related to the collection, management, treatment and final disposal of waste. Services are rendered to public and private sector clients through identified and separate contracts with customers and consider performance obligations separately for each type of service rendered.

For service contracts, the Company estimates that there will be an impact from the adoption of IFRS 15 on revenue recognition for customers in the public and private sectors.

In preparing for the adoption of IFRS 15, the following considerations are presented:

(i)	Variable consideration – volume discount

The discounts granted related to quantities, types of waste (cardboard and plastic) delivered, and in a staggered way, the larger the volume of a waste is collected the greater the discount value in the unit price. This is because the Company may resell this waste to other customers.

Based on the assessment made on customer contracts containing discount clauses described above and, from analysis carried out, no impacts are expected.

(ii)	Variable consideration – significant financial component

Receivables from public sector customers

Generally, public sector customers pay after the due date, and in some cases, payments may be as late as a year or more. In addition, under the current accounting policy, the Company does not segregate the financial component from revenue when there is a significant time lag between the provision of services and the receipt of consideration.

In accordance with IFRS 15, the Company must determine whether there is a significant financing component in its contracts. According to paragraph 60 of this standard, in determining the transaction price an entity shall adjust the amount of the consideration promised for the effects of the time value of money when a significant financing component is present. A significant financing component may exist independently if the promise of financing is expressly stated in the contract or implied in the terms of payment agreed by the parties to the contract. The Company should analyze if the payment period agreed by the parties to the contract (expressly or implicitly) provides the client or the entity with a significant financial benefit from the transfer of goods or services to the customer.

Based on the above, the Company performed an analysis to identify the existence of a significant financial component for public sector clients, since the average term of effective receipt for this client portfolio is approximately six months. The Company considered the average rate of 8.40% p.a. for the discount rate of 2017, which represents the discount rate usually applied by the Company to calculate the present value of its non-current assets and liabilities. When the Company adopts IFRS 15, the adjustments should reduce equity by approximately R$1,943.

Advances received from customers

For some contracts entered into with customers, the Company receives advances before the service is rendered. According to the current accounting policy, the amounts related to these advances are presented under the account of customer advances in current liabilities. These balances are offset and transferred to the net revenue line, when the services are rendered, over an average period of four months.

In accordance with IFRS 15, the Company must determine whether there is a significant financing component in its contracts. However, the Company decided to use the practical expedient provided for in IFRS 15 paragraph 63 and will not adjust the amount promised for the effects of significant financing components in the contracts.

Reversal of revenue

The Company’s current policy is to recognize revenue as services are rendered. The period of measurement of these services is 30 days and the result of the measurement is sent to customers for approval. After measurements are approved customer are billed and, in cases where customers have not responded to measurements, revenue is recognized based on estimates or work performed (billing services). In the subsequent month, billing occurs after approval by customers. Revenues, not billed in the subsequent period, represent 3.52% of the value recognized through measurements, analyzing within a period of 60 days.

Under IFRS 15, the amount of the consideration may vary due to discounts, rebates, refunds, credits, price concessions, incentives, performance bonuses, penalties or other similar items. The Company calculated the effects of discounts and rebates and, when the Company adopts IFRS 15, the adjustments should reduce equity by approximately R$1,948.

(b)	Revenue from sales of products

Revenues from sales of products refer to the sale of scrap, fuel gas, carbon credit, electric power. For this type of revenue, the Company treats each item as a separate performance obligation and recognizes the revenue from these performance obligations at the time the control of the asset is transferred to the customer, usually at the time of delivery of the goods. For these revenues, the Group did not identify any impact related to the adoption of IFRS 15.

In summary, the impact of the adoption of IFRS 15 expected to be as follows:

Assets	Adjustments
Public sector customers	(a) ii	(1,943)
Reversal of revenues	(a) ii	(1,948)

Deferred income tax and social contribution -34%		1,323
Net impact on shareholders’ equity		(2,568)

Amendments to IFRS 10 and IAS 28:  Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address the conflict between IFRS 10 and IAS 28 in dealing with the loss of control of a subsidiary that is sold or contributed to an associate or joint venture. The amendments clarify that the gain or loss resulting from the sale or contribution of assets that constitute a business, as defined in IFRS 3, between an investor and its associate or joint venture, is recognized in full. Any gain or loss resulting from the sale or contribution of assets that do not constitute a business, however, is recognized only to the extent of unrelated investors’ interests in the associate or joint venture. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively. The Company does not expect the initial adoption of this standard to cause any impact in its financial statements.

2.23.3	IFRS 2 Classification and Measurement of Share-based Payment Transactions – Amendments to IFRS 2

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas: the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction; the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. These amendments do not have impacts on the share-based payment plans of the Company.

2.23.4	IFRS 16 Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17.

The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset. Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, or a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16 also requires lessees and lessors to make more extensive disclosures than under IAS 17.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs.

The Company and its subsidiaries will assess the potential effects of adopting IFRS 16 on its consolidated financial statements throughout 2018.